Interests in Subsidiaries	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Interests in Subsidiaries

Note 25. Interests in subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 1:

	Principal place of business /	2019	2018	2017
Name	Country of incorporation	%	%	%
Benitec Australia Limited	Australia	100%	100%	100%
Benitec Biopharma Limited	United Kingdom	100%	100%	100%
Benitec, Inc.	USA	100%	100%	100%
Benitec LLC	USA	100%	100%	100%
RNAi Therapeutics, Inc.	USA	100%	100%	100%
Tacere Therapeutics, Inc.*	USA	100%	100%	100%

All companies in the Group adopt the same accounting policies.

* Note Tacere year end is 31 December which was the year end date when the Company was acquired.